Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Expense (Benefit) Attributable To Loss From Operations

The income tax expense (benefit) attributable to loss from operations, which is substantially derived from PRC sources, consists of:

	Current	Deferred	Total
Year ended December 31, 2013
PRC	4,765	22,623	27,388
U.S. Federal	648	—	648
U.S. State and Local	111	—	111
Other jurisdictions	228	694	922

	5,752	23,317	29,069

Year ended December 31, 2012
PRC	1,183	6,845	8,028
U.S. Federal	146	0	146
U.S. State and Local	25	0	25
Other jurisdictions	612	33	645

	1,966	6,878	8,844

Year ended December 31, 2011
PRC	34,436	(26,476)	7,960
U.S. Federal	279	0	279
U.S. State and Local	48	0	48
Other jurisdictions	954	(5,100)	(4,146)

	35,717	(31,576)	4,141

Loss Before Income Taxes

Loss before income taxes of the Group consist of the following:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
PRC operations	(540,245)	(776,361)	(1,423,575)
U.S. operations	(1,318)	(23,904)	(33,878)
Other foreign operations	(63,250)	(242,950)	(150,689)

Total	(604,813)	(1,043,215)	(1,608,142)

Actual Income Tax Expense (Benefit)

The actual income tax expense differed from the amounts computed by applying the PRC statutory income tax rate of 25% to loss before income taxes as a result of the following:

	Year ended December 31, 2011		Year ended December 31, 2012		Year ended December 31, 2013
Loss before income taxes	(604,813)		(1,043,215)		(1,608,142)

Computed income tax benefit	(151,203)	25%	(260,804)	25%	(402,035)	25%
Effect of tax rate differential for entities in non-PRC jurisdictions	30,156	(5%)	517	(0%)	32,948	(2%)
Change in tax rate	1,687	0%	(3,355)	0%	0	0%
Non-deductible expenses
Share-based compensation	2,482	(1%)	2,278	(0%)	1,953	(0%)
Others	47	(0%)	1,888	(0%)	5,404	(0%)
50% additional deduction of R&D expense	(5,297)	1%	(1,048)	0%	(488)	0%
Change in valuation allowance	174,269	(29%)	261,879	(25%)	391,287	(24%)
Tax effect on transfer of equity interests within the Group	(44,332)	7%	0	0%	0	0%
Taxable investment income	0	0%	4,510	(0%)	0	0%
Withholding tax on undistributed earnings of PRC subsidiaries	(3,788)	1%	0	0%	0	0%
Others	120	0%	2,979	(0%)	0	0%

Actual income tax expense	4,141	(1%)	8,844	(1%)	29,069	(2%)

Deferred Income Tax Assets And Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are presented below:

	December 31, 2012	December 31, 2013
Deferred income tax assets:
Inventories write-down	27,448	16,235
Impairment loss on property, plant and equipment	20,649	204,104
Impairment loss on investment in associates	—	4,671
Provision for accounts receivable, prepayments to suppliers and other assets	34,551	67,649
Provision for loss on firm purchase commitment	7,047	0
Accruals	8,657	12,757
Capital lease obligation	1,417	1,096
Deferred revenue	23,456	28,148
Net operating loss carry forwards	345,174	534,294
Government subsidy	10,487	10,811
Derivative financial instruments	1,867	1,255
Write-down on assets held for sale	18,545	0

Total gross deferred income tax assets	499,298	881,020
Less: valuation allowance	(459,503)	(865,010)

Deferred income tax assets , net of valuation allowance	39,795	16,010

Deferred income tax liabilities:
– Interest capitalized in relation to plant and equipment	(9,421)	(9,166)
– Property, plant and equipment	(1,886)	(1,736)
– Change in fair value of available-for-sale investment	(1,078)	(1,225)
– Investment in an associate	(852)	(310)

Total gross deferred income tax liabilities	(13,237)	(12,437)

Net deferred income tax asset	26,558	3,573

Classification on consolidated balance sheets:
Deferred income tax assets:
– Current	8,667	215
– Non-current	20,529	4,059
Deferred income tax liability:
– Current	0	(486)
– Non-current	(2,638)	(215)

Movement of Valuation Allowance for Deferred Tax Assets

The following table presents the movement of the valuation allowance for deferred tax assets:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Beginning balance	5,872	196,994	459,503
Addition during the year	174,269	261,879	391,287
Acquisition of a subsidiary	13,405	0	0
Disposal of a subsidiary	0	0	(3,506)
Foreign currency translation adjustment	3,448	630	17,726
Ending balance	196,994	459,503	865,010